Note 8 - Convertible Notes Payable	12 Months Ended
Dec. 31, 2015
Notes
Note 8 - Convertible Notes Payable

NOTE 8 – Convertible Notes Payable

VDF Note:

On January 28, 2014, we entered into a patent settlement with VDF FutureCeuticals, Inc.("VDF") with respect to a prior action filed by VDF. In connection with the License Agreement and other agreements which formed the settlement, we issued a senior convertible note (the "VDF Note") to VDF, whereby we promised to pay VDF a principal amount equal to the sum of: (i) the aggregate amount of accrued and unpaid license fee payments, plus (ii) accrued interest on the VDF Note. The maturity of the VDF Note is December 31, 2018 unless accelerated pursuant to an event of default or the License Agreement is terminated and all accrued and unpaid obligations under the VDF Note have been paid. Due to its term, the VDF Note is classified as long term debt. Interest on the note is 7% per annum, subject to an adjustment to 12% for events of default. On the maturity date, we must pay VDF all principal, unpaid interest and late charges, if any, and we have the right, subject to certain limitations, to prepay principal at any time and from time to time. The VDF Note is secured through the Pledge and Security Agreement executed with VDF and is senior to any other debt issued by the Company. At any time VDF has the option to convert any principal outstanding on the VDF Note into shares of our common stock at a Conversion Price determined by the terms of the VDF Note. Key terms of the VDF Note include that: (i) VDF is granted an adjustment to the conversion price upon the issuance of shares of our common stock, stock options or other convertible securities; (ii) no indebtedness shall rank senior to the payments due under the VDF Note unless prior written consent of VDF is obtained; and (iii) payments under the VDF Note are secured by a Security Agreement. The VDF Note provides that we may, at our option, roll-over to the VDF Note quarterly $75,000 License fee payments and accrued interest. During the year ended December 31, 2015, we rolled-over License fee payments of $300,000 plus accrued interest for the year $18,481 for a total addition to the VDF Note of $318,481. During the year ended December 31, 2014, we rolled-over License fee payments of $150,000 plus accrued interest for the year of $791 for a total addition to the VDF Note of $150,791. At December 31, 2015, the VDF Note had an outstanding balance $453,298, net of a discount of $15,974 resulting from the embedded derivative; and at December 31, 2014 the outstanding balance was $140,001, net of a discount of $10,790.

Originally the Conversion Price of the Senior Convertible Note was $0.65 per share. On December 19, 2014, this was adjusted to $0.6163 per share based on our issuance of stock options. On January 20, 2015 the Conversion Price was adjusted to $0.5623 based on our issuance of an unsecured subordinate convertible debenture to a third party; on June 15, 2015 the Conversion Price was adjusted to $0.5572 as the result of re-pricing of warrants issued to a third party; on September 30, 2015 the Conversion Price was adjusted to $0.4536 based on our issuance of a fixed conversion price convertible debenture to a third party, and issuances of warrants and stock to third parties; and on December 31, 2015 the Conversion Price was adjusted to $0.3823 based on our issuance of a fixed conversion price convertible debenture to a third party, and issuances of warrants and stock to third parties.

Subordinate Debenture:

On January 20, 2015, we entered into a convertible debt purchase agreement with a third party, for the issuance of up to $1,100,000 of unsecured subordinated convertible debentures (the “Subordinate Debenture”) maturing 18 months from each issuance date and the Company issued to the lender an Unsecured Subordinate Debenture with a face value principal amount of $440,000 (which includes $40,000 in original issue discount) for $400,000 in cash. Due to its term, the Unsecured Subordinate Debenture was classified as short term debt. The Unsecured Subordinate Debenture was initially valued as having a balance of $207,074, net of a discount of $232,926. The Company determined this note initially had an embedded derivative liability valued at $232,926 due to the convertible note agreement providing for adjustments to the conversion price. On June 5, 2015, the Company redeemed this note and paid the lender a prepayment premium of $68,929, calculated as 15% of face value principal of $400,000 plus accrued interest and OID of $59,529, for a total redemption payment of $528,458. Because there was a derivative liability recorded for this note, the derivative component of the note was marked-to-market at time of redemption and the resulting net loss of $41,182 was recorded at redemption as an amortization expense. $5,788 OID was amortized to interest expense over the life of the note and the repayment of the remaining $34,212 OID was recorded as an interest expense at time of redemption. Repayment of the Unsecured Subordinate Debenture effected a termination of the Convertible Debt Purchase Agreement. This variable rate convertible debenture is now repaid in full and extinguished.

LPC Note One:

On August 18, 2015, we issued a Senior Convertible Note (“LPC Note One”) to a third party ("LPC") in the amount of $250,000. LPC Note One was issued pursuant to the terms of a Securities Purchase Agreement and bears interest at the rate of 5% per annum (or 18% upon the occurrence of an event of default). Principal and interest is due and payable in full on December 31, 2016 (the “Maturity Date”). Due to its term, the Convertible Note is classified as long term debt. Interest may be paid via issuance of the Company’s common stock if the Company meets certain conditions that would allow the issuance of the Company’s common stock without any trading restrictions. For the period ended December 31, 2015 $4,688 of accrued interest was paid via issuance of 66,964 restricted common shares priced at the Conversion Price of LPC Note One of $0.07 per clause 2(a) of LPC Note One. LPC Note One has a $25,000 original issuance discount ("OID") which resulted in net proceeds of $225,000. The Company has the right to prepay LPC Note One, pursuant to the terms thereof, at any time, provided it pays a prepayment amount of 120% of the then outstanding balance, accrued interest and interest payable from the date of prepayment to the Maturity Date. LPC Note One provides for customary events of default such as failing to timely make payments and the occurrence of certain fundamental defaults, as described in LPC Note One. LPC Note One is not secured and is subordinated to the VDF Note, ranks equally with LPC Note Two, and ranks above other debt issued by the Company. The principal amount of LPC Note One and all accrued interest is convertible at the option of LPC into shares of our common stock at any time at a fixed Conversion Price of $0.07 per share, subject to adjustments for stock splits, stock dividends, stock combinations or other similar transactions as provided in LPC Note One. At no time may LPC Note One be converted into shares of our common stock if such conversion would result in LPC and its affiliates owning an aggregate of shares of our common stock in excess of 4.99% of the then outstanding shares of our common stock, provided such percentage may increase to 9.99% upon not less than 61 days prior written notice. As an inducement for the loan, the Company granted LPC a six year warrant to purchase 3,750,000 shares of our common stock at an exercise price of $0.10 per share valued using a Black-Scholes model at $277,014. At issuance date, LPC Note One also included a beneficial conversion feature ("BCF") of $107,143 because the exercise price of LPC Note One was set below the market price of our stock when the note was executed. Since the combined warrant discount and BCF exceeded the face value of the note less OID, the warrant discount for LPC Note One was capped at $117,857, resulting in a total discount of $225,000. This warrant has a cashless exercise right. At December 31, 2015, the recorded balance on LPC Note One was $67,365, net of an unamortized discount of $164,372 and an unamortized OID of $18,263. During the year ended December 31, 2015, $60,628 of the  discount was recorded as an amortization expense and $6,737 of the OID was recorded as interest expense.

LPC Note Two:

On November 23, 2015, we issued a Senior Convertible Note (“LPC Note Two”) to a third party ("LPC") in the amount of $300,000. LPC Note Two was issued pursuant to the terms of a Securities Purchase Agreement and bears interest at the rate of 5% per annum (or 18% upon the occurrence of an event of default). Principal and interest is due and payable in full on December 31, 2016 (the “Maturity Date”). Due to its term, the Convertible Note is classified as long term debt. Interest may be paid via issuance of the Company’s common stock if the Company meets certain conditions that would allow the issuance of the Company’s common stock without any trading restrictions. For the period ended December 31, 2015 $1,583 of accrued interest was paid via issuance of 31,667 restricted common shares priced at the Conversion Price of LPC Note Two of $0.05 per clause 2(a) of LPC Note Two. LPC Note Two has a $30,000 original issuance discount ("OID") which resulted in net proceeds of $270,000.

The Company has the right to prepay LPC Note One, pursuant to the terms thereof, at any time, provided it pays a prepayment amount of 120% of the then outstanding balance, accrued interest and interest payable from the date of prepayment to the Maturity Date. LPC Note Two provides for customary events of default such as failing to timely make payments and the occurrence of certain fundamental defaults, as described in LPC Note Two. LPC Note One is not secured and is subordinated to the VDF Note, ranks equally with LPC Note One, and ranks above other debt issued by the Company. The principal amount of LPC Note Two and all accrued interest is convertible at the option of LPC into shares of our common stock at any time at a fixed Conversion Price of $0.05 per share, subject to adjustments for stock splits, stock dividends, stock combinations or other similar transactions as provided in LPC Note Two. At no time may LPC Note Two be converted into shares of our common stock if such conversion would result in LPC and its affiliates owning an aggregate of shares of our common stock in excess of 4.99% of the then outstanding shares of our common stock, provided such percentage may increase to 9.99% upon not less than 61 days prior written notice. As an inducement for the loan, the Company granted LPC a six year warrant to purchase 5,000,000 shares of our common stock at an exercise price of $0.07 per share valued using a Black-Scholes model at $253,098. At issuance date, LPC Note Two also included a beneficial conversion feature ("BCF") of $102,600 because the exercise price of LPC Note Two was set below the market price of our stock when the note was executed. Since the combined warrant discount and BCF exceeded the face value of the note less OID, the warrant discount for LPC Note Two was capped at $167,400, resulting in a total discount of $270,000. This warrant has a cashless exercise right. At December 31, 2015, the recorded balance on LPC Note Two was $28,218, net of an unamortized discount of $244,604 and an unamortized OID of $27,178. During the year ended December 31, 2015, $25,396 of the  discount was recorded as an amortization expense and $2,822 of the OID was recorded as interest expense.